Provisions - Fair value of plan asset and Plan asset allocation (Details) - Defined benefit plans - Plan Assets - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value of plan assets
Fair value of plan assets at beginning of year	$ 2,901	$ 3,426
Actual return on plan assets	43	242
Transfer of funds to defined contribution plan	(246)	(225)
Benefits paid	(502)	(542)
Fair value of plan assets at end of year	$ 2,196	$ 2,901
Equity instruments.
Plan assets
Plan assets as a percentage of total plan assets	33.00%	29.00%
Cash and debt instruments
Plan assets
Plan assets as a percentage of total plan assets	67.00%	71.00%